Income taxes (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of income tax [Abstract]
Disclosure of income tax [Table Text Block]
a.
Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2025		2024		2023
Current taxes
Domestic	Rs.	17,909	Rs.	13,874	Rs.	8,768
Foreign		4,672		5,584		4,090
	Rs.	22,581	Rs.	19,458	Rs.	12,858
Deferred taxes
Domestic	Rs.	(1,074)	Rs.	968	Rs.	3,891
Foreign		(1,968)		(4,240)		(1,449)
	Rs.	(3,042)	Rs.	(3,272)	Rs.	2,442
Tax expense, net	Rs.	19,539	Rs.	16,186	Rs.	15,300

Current And Deferred Tax Relating To Items Charged Or Credited Directly To Other Comprehensive Income Loss Current and deferred tax relating to items charged or credited directly to equity [Table Text Block]
Income tax expense/(benefit) recognized directly in other comprehensive (loss)/income consists of the following:

	For the Year Ended March 31,
	2025		2024		2023
Tax effect on changes in fair value of other investments	Rs.	-	Rs.	-	Rs.	-
Tax effect on effective portion of change in fair value of cash flow hedges		58		(117)		(354)
Tax effect on foreign currency translation differences		-		-		48
Tax effect on actuarial gains/losses on defined benefit obligations		(24)		(4)		69
	Rs.	34	Rs.	(121)	Rs.	(237)

Reconciliation Between Enacted and Effective Tax Rates [Table Text Block]
The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2025, 2024 and 2023:

	For the Year Ended March 31,
	2025		2024		2023
Profit before income taxes	Rs.	76,784	Rs.	71,870	Rs.	60,367
Enacted tax rate in India		25.17%		25.17%		34.94%
Computed expected tax expense	Rs.	19,327	Rs.	18,090	Rs.	21,092
Effect of:
Differences between Indian and foreign tax rates	Rs.	(241)	Rs.	(749)	Rs.	(3,807)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		2		(817)		(757)
Expenses not deductible for tax purposes		860		612		201
Income exempt from income taxes		(483)		(39)		(769)
Foreign exchange differences		(124)		(89)		(204)
Reversal of deferred tax asset on Indexation of land		473		-		-
Income from sale of capital assets		(242)		(48)		(602)
Others		(33)		(774)		146
Income tax expense	Rs.	19,539	Rs.	16,186	Rs.	15,300
Effective tax rate		25%		23%		25%

Disclosure of Unrecognised Deferred Tax Assets and Liabilities [Table Text Block]
The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2025		2024
Deductible temporary differences, net	Rs.	235	Rs.	225
Operating tax loss carry-forward		1,587		3,393
	Rs.	1,822	Rs.	3,618

Disclosure of Tax Effects of Significant Temporary Differences That Resulted In Deferred Tax [Table Text Block]

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,				As of March 31,
	2025				2024
Deferred tax assets/(liabilities):	Asset		Liability		Asset		Liability
Inventories	Rs.	4,650	Rs.	(24)	Rs.	4,394	Rs.	(22)
Trade and other receivables		8,390		-		5,815		-
Operating/other tax loss carry-forward		2,844		-		2,398		-
Other current assets and other current liabilities, net		733		(192)		747		(102)
Lease liabilities		1,205		-		854		-
Property, plant and equipment		-		(5,067)		690		(4,311)
Right of use asset		-		(1,102)		-		(750)
Other intangible assets		1,533		(8,583)		195		(93)
Others		878		(865)		833		(783)
Tax assets/(liabilities)		20,233		(15,833)		15,926		(6,061)
Set-off of taxes		(1,725)		1,725		(5,152)		5,152
Net tax assets/(liabilities)		18,508		(14,108)		10,774		(909)

Disclosure Of Movement in deferred tax assets and liabilities [Table Text Block]

	As of March 31, 2024		Recognized in income statement		Recognized in OCI		Recognized on business combination	As of March 31, 2025
Deferred tax assets/(liabilities):
Inventories	Rs.	4,372	Rs.	254		-	-	Rs.	4,626
Trade and other receivables		5,815		2,575		-	-		8,390
Operating/other tax loss carry-forward		2,398		446		-	-		2,844
Other current assets and other current liabilities, net		645		(104)		-	-		541
Lease liabilities		854		351		-	-		1,205
Right of use asset		(750)		(352)		-	-		(1,102)
Property, plant and equipment		(3,621)		(1,446)		-	-		(5,067)
Other intangible assets		102		1,331		-	(8,483)		(7,050)
Others		50		(3)		(34)	-		13
Net deferred tax assets	Rs.	9,865	Rs.	3,052	Rs.	(34)	(8,483)	Rs.	4,400

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2023		Recognized in income statement		Recognized in OCI		As of March 31, 2024
Deferred tax assets/(liabilities):
Inventories	Rs.	3,363	Rs.	1,009	Rs.	-	Rs.	4,372
Trade and other receivables		2,808		3,007		-		5,815
Operating/other tax loss carry-forward		2,086		312		-		2,398
Other current assets and other current liabilities, net		935		(290)		-		645
Lease liabilities		539		315		-		854
Right of use asset		(427)		(323)		-		(750)
Property, plant and equipment		(3,251)		(370)		-		(3,621)
Other intangible assets		138		(36)		-		102
Others		172		(243)		121		50
Net deferred tax assets	Rs.	6,363	Rs.	3,381	Rs.	121	Rs.	9,865